The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2018

Royce Micro-Cap Opportunity Fund

Effective as of the close of business on October 5, 2018, Service Class shares of Royce Micro-Cap Opportunity Fund are closed to all purchases and exchanges.

October 10, 2018

ROS-SVC-1018

The Royce Fund

Supplement to the W Class Shares Prospectus Dated May 1, 2018

Royce Premier Fund

Royce Total Return Fund

Effective as of the close of business on October 5, 2018, W Class shares of Royce Premier Fund and Royce Total Return Fund are closed to all purchases and exchanges.

October 10, 2018

RPR-RTR-1018